Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 16,995	$ 10,167
Accrued operating expenses	7,638	4,948
Accrued capitalized expenses	101	233
Accrued voyage expenses and commissions	5,675	1,445
Accrued general and administrative expenses	1,748	1,865
Total	$ 32,157	$ 18,658